Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
Schedule of summary of loans, by major class within the Company's loan portfolio
(in thousands)	2014	2013

Commercial, financial, and agricultural	$154,834	$141,845
Real estate construction - residential	18,103	21,008
Real estate construction - commercial	48,822	55,076
Real estate mortgage - residential	247,117	225,630
Real estate mortgage - commercial	372,321	375,686
Installment and other consumer	20,016	20,302

Total loans	$861,213	$839,547

Schedule of loans to directors and executive officers
(in thousands)
Balance at December 31, 2013	$4,837
New loans	478
Amounts collected	(375)

Balance at December 31, 2014	$4,940

Schedule of summary of the allowance for loan losses
	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total

Balance at December 31, 2011	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809
Additions:
Provision for loan losses	1,732	(523)	126	955	6,318	293	(1)	8,900
Deductions:
Loans charged off	1,760	0	0	977	5,466	586	0	8,789
Less recoveries on loans	(161)	(67)	(23)	(158)	(248)	(265)	0	(922)
Net loans charged off	1,599	(67)	(23)	819	5,218	321	0	7,867

Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842
Additions:
Provision for loan losses	992	318	(452)	273	622	272	5	2,030
Deductions:
Loans charged off	895	119	633	812	1,301	420	0	4,180
Less recoveries on loans	(340)	0	(5)	(111)	(368)	(203)	0	(1,027)
Net loans charged off	555	119	628	701	933	217	0	3,153

Balance at December 31, 2013	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719
Additions:
Provision for loan losses	371	(592)	326	(226)	(107)	195	33	0
Deductions:
Loans charged off	1,285	349	491	408	2,890	405	0	5,828
Less recoveries on loans	(319)	(181)	0	(202)	(320)	(186)	0	(1,208)
Net loans charged off	966	168	491	206	2,570	219	0	4,620

Balance at December 31, 2014	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total

December 31, 2014

Allowance for loan losses:
Individually evaluated for impairment	$134	$0	$0	$1,343	$246	$26	$0	$1,749
Collectively evaluated for impairment	1,645	171	466	1,184	3,600	244	40	7,350
Total	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099
Loans outstanding:
Individually evaluated for impairment	$7,541	$1,750	$2,096	$7,878	$16,464	$234	$0	$35,963
Collectively evaluated for impairment	147,293	16,353	46,726	239,239	355,857	19,782	0	825,250
Total	$154,834	$18,103	$48,822	$247,117	$372,321	$20,016	$0	$861,213

December 31, 2013

Allowance for loan losses:
Individually evaluated for impairment	$721	$392	$304	$1,374	$1,989	$16	$0	$4,796
Collectively evaluated for impairment	1,653	539	327	1,585	4,534	278	7	8,923
Total	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719
Loans outstanding:
Individually evaluated for impairment	$4,015	$2,204	$6,615	$6,517	$15,422	$43	$0	$34,816
Collectively evaluated for impairment	137,830	18,804	48,461	219,113	360,264	20,259	0	804,731
Total	$141,845	$21,008	$55,076	$225,630	$375,686	$20,302	$0	$839,547

Schedule of impaired loans
(in thousands)	2014	2013
Non-accrual loans	$18,243	$23,680
Troubled debt restructurings continuing to accrue interest	17,720	11,395
Total impaired loans	$35,963	$35,075

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves

December 31, 2014
With no related allowance recorded:
Commercial, financial and agricultural	$6,021	$6,232	$0
Real estate - construction residential	1,750	2,259	0
Real estate - construction commercial	2,096	2,319	0
Real estate - residential	3,213	3,270	0
Real estate - commercial	15,409	18,950	0
Consumer	36	36	0
Total	$28,525	$33,066	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,520	$1,528	$134
Real estate - construction residential	0	0	0
Real estate - construction commercial	0	0	0
Real estate - residential	4,665	3,546	1,343
Real estate - commercial	1,055	1,171	246
Consumer	198	237	26
Total	$7,438	$6,482	$1,749
Total impaired loans	$35,963	$39,548	$1,749

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves

December 31, 2013
With no related allowance recorded:
Commercial, financial and agricultural	$2,467	$2,593	$0
Real estate - construction residential	44	80	0
Real estate - construction commercial	6,101	7,148	0
Real estate - residential	2,121	2,654	0
Real estate - commercial	7,817	8,056	0
Consumer	259	282	0
Total	$18,809	$20,813	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,548	$1,607	$721
Real estate - construction residential	2,160	2,331	392
Real estate - construction commercial	514	514	304
Real estate - residential	4,396	4,570	1,374
Real estate - commercial	7,605	7,925	1,989
Consumer	43	45	16
Total	$16,266	$16,992	$4,796
Total impaired loans	$35,075	$37,805	$4,796

	2014		2013
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$3,141	$94	$2,693	$108
Real estate - construction residential	610	2	80	0
Real estate - construction commercial	5,950	0	7,437	6
Real estate - residential	3,517	46	2,612	51
Real estate - commercial	13,703	400	8,461	170
Consumer	11	0	290	3
Total	$26,932	$542	$21,573	$338
With an allowance recorded:
Commercial, financial and agricultural	$1,773	$19	$1,677	$29
Real estate - construction residential	1,697	0	2,409	0
Real estate - construction commercial	42	0	514	0
Real estate - residential	5,118	129	4,596	24
Real estate - commercial	3,810	11	8,157	113
Consumer	312	0	45	0
Total	$12,752	$159	$17,398	$166
Total impaired loans	$39,684	$701	$38,971	$504

Schedule of aging information for the Company's past due and non-accrual loans
	Current or		90 Days
	Less Than		Past Due
	30 Days	30 - 89 Days	And Still
(in thousands)	Past Due	Past Due	Accruing	Non-Accrual	Total

December 31, 2014
Commercial, Financial, and Agricultural	$149,366	$189	$0	$5,279	$154,834
Real Estate Construction - Residential	16,352	0	0	1,751	18,103
Real Estate Construction - Commercial	46,670	0	56	2,096	48,822
Real Estate Mortgage - Residential	239,469	3,229	0	4,419	247,117
Real Estate Mortgage - Commercial	366,653	1,203	0	4,465	372,321
Installment and Other Consumer	19,551	230	2	233	20,016
Total	$838,061	$4,851	$58	$18,243	$861,213

December 31, 2013
Commercial, Financial, and Agricultural	$139,219	$942	$0	$1,684	$141,845
Real Estate Construction - Residential	18,738	66	0	2,204	21,008
Real Estate Construction - Commercial	48,230	595	0	6,251	55,076
Real Estate Mortgage - Residential	217,268	4,068	129	4,165	225,630
Real Estate Mortgage - Commercial	365,787	725	100	9,074	375,686
Installment and Other Consumer	19,695	291	14	302	20,302
Total	$808,937	$6,687	$243	$23,680	$839,547

Schedule of risk categories by class
(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total

At December 31, 2014
Watch	$13,651	$1,103	$4,757	$27,172	$18,191	$199	$65,073
Substandard	3,188	90	1,211	6,583	16,101	139	27,312
Non-accrual	5,279	1,751	2,096	4,419	4,465	233	18,243
Total	$22,118	$2,944	$8,064	$38,174	$38,757	$571	$110,628

At December 31, 2013
Watch	$15,016	$2,007	$6,111	$26,331	$23,662	$388	$73,515
Substandard	7,553	92	1,403	8,579	14,510	281	32,418
Non-accrual	1,684	2,204	6,251	4,165	9,074	302	23,680
Total	$24,253	$4,303	$13,765	$39,075	$47,246	$971	$129,613

Schedule of summary of loans that were modified as TDRs
	2014			2013
	Recorded Investment (1)			Recorded Investment (1)

(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	3	$244	$208	0	$0	$0
Real estate mortgage - residential	1	1,256	1,170	3	2,156	1,992
Real estate mortgage - commercial	0	0	0	1	1,282	1,282
Total	4	$1,500	$1,378	4	$3,438	$3,274

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.